UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Report to Stockholders.

MOATXInvestor Shares
   CASTXClass C

For Investors Seeking Long-Term Capital Appreciation

Semi-Annual Report
December 31, 2015

CASTLE FOCUS FUND (Unaudited)

CASTLE FOCUS FUND PERFORMANCE INFORMATION

AVERAGE ANNUALIZED RETURNS AS OF DECEMBER 31, 2015.

			Since
	1 Year(A)	5 Year(A)	Inception(A)
Investor Shares	-2.56%	6.01%	7.46%
CLASS C (without CDSC)*	-3.52%	4.93%	6.40%
CLASS C (with CDSC)*	-4.48%	4.93%	6.40%
S&P 500 Index (B)	1.38%	12.57%	15.67%

The Fund's Total Annual Operating Expense Ratios (from November 1, 2015 Prospectus):
                  Investor Shares – Gross 1.60%, Net 1.36%;
                  Class C – Gross 2.60%, Net 2.36%

The Fund’s expense ratios for the six month period ended December 31, 2015 can be found in the financial highlights included in this report. The Total Annual Operating Expense Ratios reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund.

(A) 1 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Castle Focus Fund commenced operations on July 1, 2010.

(B) The S&P 500 Index is an unmanaged index comprised of the stocks of large capitalization issues in the United States and it is considered representative of the U.S. equity markets as a whole.

* Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the original purchase date. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-743-7820. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2015 Semi-Annual Report 1

CASTLE FOCUS FUND (Unaudited)

     Castle Focus Fund
by Sectors (as a percentage of Net Assets)

*Net Cash represents cash equivalents and other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines

St. James Investment Company, LLC (the “Sub-Adviser”) is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Sub-Adviser in fulfilling this responsibility is available without charge by calling 1-877-743-7820. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-743-7820. This information is also available on the SEC’s website at http://www.sec.gov.

2015 Semi-Annual Report 2

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, if Fund shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee (expired November 1, 2015). Class C shares may be charged a contingent deferred sales charge (“CDSC”) of 1% on shares redeemed within one year of purchase. When applicable, such CDSC would be in addition to the above stated redemption fee for a maximum charge of 3%.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period July 1, 2015 through December 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, CDSC, or the charges assessed by Mutual Shareholder Services, LLC as described above or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Shares
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2015 to
	July 1, 2015	December 31, 2015	December 31, 2015

Actual	$1,000.00	$979.33	$6.69

Hypothetical	$1,000.00	$1,018.45	$6.82
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.34% for Investor Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2015 to
	July 1, 2015	December 31, 2015	December 31, 2015

Actual	$1,000.00	$974.47	$11.65

Hypothetical	$1,000.00	$1,013.41	$11.88
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.34% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2015 Semi-Annual Report 3

Castle Focus Fund
		Schedule of Investments
	December 31, 2015 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Arrangement of Transportation of Freight & Cargo
120,000	Expeditors International of Washington, Inc.	$5,412,000	3.69%
Beverages
60,000	Diageo plc **	6,544,200	4.46%
Cigarettes
95,000	Philip Morris International Inc.	8,351,450	5.69%
Electric Services
200,000	ITC Holdings Corp.	7,850,000	5.35%
Fire, Marine & Casualty Insurance
150,000	W.R. Berkley Corporation	8,212,500	5.60%
Food and Kindred Products
130,000	Nestle S.A. **	9,674,600	6.59%
Gold and Silver Ores
40,000	Franco-Nevada Corporation (Canada)	1,830,000	1.25%
Industrial Inorganic Chemicals
40,000	Praxair, Inc.	4,096,000	2.79%
Mineral Royalty Traders
200,000	Royal Gold, Inc.	7,294,000	4.97%
Miscellaneous Food Preparations & Kindred Products
20,000	McCormick & Company, Incorporated	1,711,200	1.17%
Natural Gas Transmission & Distribution
300,000	Spectra Energy Corp.	7,182,000	4.90%
Oil & Gas Field Services, NEC
40,000	Schlumberger Limited	2,790,000	1.90%
Operators of Nonresidential Buildings
80,000	Brookfield Asset Management Inc. (Canada)	2,522,400	1.72%
Pharmaceutical Preparations
155,000	Sanofi **	6,610,750	4.51%
Retail - Drug Stores and Proprietary Stores
110,000	Express Scripts Holding Company *	9,615,100	6.55%
State Commercial Banks
155,000	The Bank of New York Mellon Corporation	6,389,100	4.35%
Surgical & Medical Instruments & Apparatus
10,000	Becton, Dickinson and Company	1,540,900	1.05%
Total for Common Stocks (Cost - $94,346,599)		97,626,200	66.54%
MONEY MARKET FUNDS
42,069,317	Invesco Short Term Investments Treasury Portfolio 0.01% ***	$42,069,317	28.67%
(Cost - $42,069,317)
	Total Investments	139,695,517	95.21%
	(Cost - $136,415,916)
	Other Assets in Excess of Liabilities	7,029,333	4.79%
	Net Assets	$146,724,850	100.00%

* Non-Income Producing Security.
** ADR - American Depository Receipt.
*** The yield shown represents the 7-day yield at December 31,
2015.

The accompanying notes are an integral part of these
financial statements.

2015 Semi-Annual Report 4

Castle Focus Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2015
Assets:
Investment Securities at Fair Value	$139,695,517
(Cost - $136,415,916)
Receivables:
Dividends and Interest	153,677
Shareholder Purchases	84,325
Securities Sold	11,844,606
Total Assets	151,778,125
Liabilities:
Payable for Securities Purchased	4,433,664
Payable for Shareholder Redemptions	401,993
Accrued Advisory Fees	132,205
Accrued Service Fees	44,950
Accrued Distribution and Service (12b-1) Fees - Class C	40,463
Total Liabilities	5,053,275
Net Assets	$146,724,850
Net Assets Consist of:
Paid In Capital	$138,959,819
Accumulated Undistributed Net Investment Loss	(152,953)
Accumulated Undistributed Realized Gain on Investments - Net	4,638,383
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	3,279,601
Net Assets	$146,724,850

Investor Shares
Net Assets	$129,511,440
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	6,766,028
Net Asset Value and Offering Price Per Share	$19.14

Class C
Net Assets	$17,213,410
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	935,936
Net Asset Value and Offering Price Per Share	$18.39
Minimum Redemption Price Per Share with CDSC fee ($18.39x0.99)*	$18.21

* A contingent deferred sales charge (“CDSC”) of 1% may be charged on shares redeemed within one year of pur- chase. Redemption price per share is equal to net asset value less any CDSC fees.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 5

Castle Focus Fund

Statement of Operations (Unaudited)
For the six month period ended December 31, 2015

Investment Income:
Dividends (Net of foreign withholding tax and fees of $5,828)	$960,928
Interest	5,986
Total Investment Income	966,914
Expenses:
Advisory Fees	778,913
Service Fees	451,770
Distribution and Service (12b-1) Fees - Class C	76,130
Total Expenses	1,306,813
Less: Expenses Waived	(186,939)
Net Expenses	1,119,874
Net Investment Loss	(152,960)
Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	4,638,398
Change In Unrealized Appreciation on Investments	(7,713,420)
Net Realized and Unrealized Gain (Loss) on Investments	(3,075,022)

Net Decrease in Net Assets from Operations	$(3,227,982)

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 6

Castle Focus Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2015	7/1/2014
	to	to
	12/31/2015	6/30/2015
From Operations:
Net Investment Income (Loss)	$(152,960)	$343,052
Net Realized Gain on Investments	4,638,398	6,847,232
Change in Net Unrealized Appreciation on Investments	(7,713,420)	(8,010,072)
Increase (Decrease) in Net Assets from Operations	(3,227,982)	(819,788)
From Distributions to Shareholders:
Net Investment Income
Investor Shares	(342,874)	(38,015)
Class C	-	-
Net Realized Gain from Security Transactions
Investor Shares	(1,318,075)	(9,623,026)
Class C	(171,478)	(817,057)
Change in Net Assets from Distributions	(1,832,427)	(10,478,098)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Shares	27,181,621	70,658,773
Class C	4,891,247	7,061,331
Proceeds From Redemption Fees (Note 2)
Investor Shares	7,407	2,211
Class C	195	129
Shares Issued on Reinvestment of Dividends
Investor Shares	1,455,333	8,457,609
Class C	170,056	809,814
Cost of Shares Redeemed
Investor Shares	(35,917,830)	(40,874,360)
Class C	(1,268,183)	(1,690,698)
Net Increase (Decrease) from Shareholder Activity	(3,480,154)	44,424,809
Net Increase (Decrease) in Net Assets	(8,540,563)	33,126,923
Net Assets at Beginning of Period	155,265,413	122,138,490
Net Assets at End of Period (Including Accumulated Undistributed	$146,724,850	$155,265,413
Net Investment Income (Loss) of ($152,953) and $342,881, respectively)
Share Transactions:
Issued
Investor Shares	1,388,371	3,438,365
Class C	260,794	355,094
Reinvested
Investor Shares	76,275	425,005
Class C	9,272	42,003
Redeemed
Investor Shares	(1,840,407)	(2,000,748)
Class C	(67,581)	(83,931)
Net Increase (Decrease) in Shares	(173,276)	2,175,788
Shares Outstanding at Beginning of Period	7,875,240	5,699,452
Shares Outstanding at End of Period	7,701,964	7,875,240

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 7

Castle Focus Fund

Financial Highlights - Investor Shares	(Unaudited)
Selected data for a share outstanding	7/1/2015		7/1/2014		7/1/2013		7/1/2012		7/1/2011		7/1/2010*
throughout the period:	to		to		to		to		to		to
	12/31/2015		6/30/2015		6/30/2014		6/30/2013		6/30/2012		6/30/2011
Net Asset Value -
Beginning of Period	$19.78		$21.47		$18.76		$18.04		$17.44		$15.00
Net Investment Income (Loss) (a)	(0.01)		0.07		0.02		0.16		0.14		0.15
Net Gains or Losses on Securities
(realized and unrealized)	(0.40)		(0.17)		3.15		1.17		0.56		2.30
Total from Investment Operations	(0.41)		(0.10)		3.17		1.33		0.70		2.45
Proceeds from Redemption Fees	-	+	-	+	-	+	-	+	-	+	-	+
Distributions (From Net Investment Income)	(0.05)		(0.01)		(0.05)		(0.21)		(0.03)		(0.01)
Distributions (From Capital Gains)	(0.18)		(1.58)		(0.41)		(0.40)		(0.07)		-	+
Total Distributions	(0.23)		(1.59)		(0.46)		(0.61)		(0.10)		(0.01)
Net Asset Value -
End of Period	$19.14		$19.78		$21.47		$18.76		$18.04		$17.44
Total Return (b)	(2.07)%	**	(0.53)%		17.17%		7.57%		4.04%		16.34%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$129,511		$141,283		$113,338		$98,961		$100,668		$26,624
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.58%	***	1.58%		1.58%		1.58%		1.58%		1.58%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.34%	***	0.08%		-0.13%		0.68%		0.63%		0.86%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.34%	***	1.34%		1.34%		1.37%		1.45%		1.58%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-0.10%	***	0.32%		0.11%		0.89%		0.76%		0.86%
Portfolio Turnover Rate	17.83%	**	34.57%		50.60%		25.89%		24.38%		39.80%

Financial Highlights - Class C	Unaudited)
Selected data for a share outstanding	7/1/2015		7/1/2014		7/1/2013		7/1/2012	7/1/2011		7/1/2010*
throughout the period:	to		to		to		to	to		to
	12/31/2015		6/30/2015		6/30/2014		6/30/2013	6/30/2012		6/30/2011
Net Asset Value -
Beginning of Period	$19.06		$20.94		$18.44		$17.73	$17.29		$15.00
Net Investment Loss (a)	(0.10)		(0.13)		(0.17)		(0.02)	(0.04)		(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	(0.39)		(0.17)		3.08		1.15	0.55		2.32
Total from Investment Operations	(0.49)		(0.30)		2.91		1.13	0.51		2.29
Proceeds from Redemption Fees	-	+	-	+	-	+	-	-	+	-
Distributions (From Net Investment Income)	-		-		-		(0.02)	-		-
Distributions (From Capital Gains)	(0.18)		(1.58)		(0.41)		(0.40)	(0.07)		-	+
Total Distributions	(0.18)		(1.58)		(0.41)		(0.42)	(0.07)		-
Net Asset Value -
End of Period	$18.39		$19.06		$20.94		$18.44	$17.73		$17.29
Total Return (b)	(2.55)%	**	(1.52)%		15.99%		6.50%	2.98%		15.27%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$17,213		$13,983		$8,801		$7,129	$7,510		$2,608
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.58%	***	2.58%		2.58%		2.58%	2.58%		2.58%
Ratio of Net Investment Loss to Average
Net Assets	-1.31%	***	-0.89%		-1.13%		-0.31%	-0.36%		-0.19%
After Reimbursement
Ratio of Expenses to Average Net Assets	2.34%	***	2.34%		2.34%		2.37%	2.45%		2.58%
Ratio of Net Investment Loss to Average
Net Assets	-1.07%	***	-0.65%		-0.89%		-0.11%	-0.23%		-0.19%
Portfolio Turnover Rate	17.83%	**	34.57%		50.60%		25.89%	24.38%		39.80%

* Commencement of operations. ** Not Annualized. *** Annualized.
+ Amount was less than $0.005 per share.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2015 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS
CASTLE FOCUS FUND
December 31, 2015
(Unaudited)

1.) ORGANIZATION
Castle Focus Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 28, 2010. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2015, there were eleven series authorized by the Trust. The Fund commenced operations on July 1, 2010. The Fund currently offers Investor Shares and Class C Shares. The classes differ principally in their respective distribution expenses and service arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Investor Shares of the Fund are sold at the net asset value (the “NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Additionally, Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) as described in Note 2 and 12b-1 distribution fees as described in Note 5. The Fund’s investment objective is to seek long-term capital appreciation. The Investment Adviser to the Fund is Castle Investment Management, LLC (the “Adviser”) and the Sub-Adviser to the Fund is St. James Investment Company, LLC (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share. Prior to November 1, 2015, shares of the Fund were subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended December 31, 2015, proceeds from redemption fees were $7,407 and $195 for Investor Shares and Class C, respectively. Class C Shares of the Fund, may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. During the six month period ended December 31, 2015, the Adviser received $1,910 resulting from CDSC fees incurred by Class C shareholders.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken on the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended December 31, 2015, the Fund did not incur any interest or penalties.

2015 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchases are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

ALLOCATION OF EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2015 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

Equity securities (common stocks, including ADRs). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market securities are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2015:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 97,626,200	$0	$0	$ 97,626,200
Money Market Funds	42,069,317	0	0	42,069,317
Total	$139,695,517	$0	$0	$139,695,517

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended December 31, 2015. There were no transfers into or out of the levels during the six month period ended December 31, 2015. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the six month period ended December 31, 2015.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund entered into an Investment Management Agreement with Castle Investment Management, LLC as the investment adviser of the Fund. Under the terms of the Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% per year of the average daily net assets of the Fund. The Sub-Adviser of the Fund has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-advisor fee. For the six month period ended December 31, 2015, the Adviser received management fees totaling $778,913. At December 31, 2015, the Fund owed $132,205 to the Adviser.

The Fund also has a Services Agreement with the Adviser (the “Services Agreement”), under which the Fund pays the Adviser. Under the Services Agreement, the Adviser shall supervise the Fund’s business affairs and is obligated to pay the operating expenses of the Fund excluding management fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. In addition, to the extent not otherwise provided by other parties under agreements with the Trust, the Adviser shall supply: (i) non-investment related statistical and research data; (ii) the services of a Chief Compliance Officer for the Trust; and (iii) executive and administrative services. The Adviser shall also assist with and/or supervise the preparation by the Trust’s administrator, transfer agent, and/or auditors of: (i) tax returns; (ii) reports to shareholders of the Fund; (iii) reports to, and filings with, the Securities and Exchange Commission, state securities commissions and Blue

2015 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

Sky authorities including preliminary and definitive proxy materials and post-effective amendments to the Trust’s registration statement; and (iv) necessary materials for meetings of the Trust’s Board of Trustees. The Adviser shall provide personnel to serve as officers of the Trust if so elected by the Trustees. Executive and administrative services include, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and the review and submission to the officers of the Fund for their approval, of invoices or other requests for payment of Fund expenses; and such other action with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties. For its services, the Adviser receives a service fee equal to 0.58% of the average daily net assets of the Fund. For the six month period ended December 31, 2015, the Adviser earned service fees of $451,770. At December 31, 2015, the Fund owed the Adviser service fees of $44,950. Effective November 1, 2013 the Adviser has contractually agreed to waive Services Agreement fees by 0.24% of its average daily net assets through October 31, 2016. The Services Agreement fee waiver will automatically terminate on October 31, 2016 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2016. From October 29, 2012 through October 31, 2013, the Adviser had contractually agreed to waive Service Agreement fees by 0.23% . From November 1, 2011 through October 28, 2012, the Adviser had contractually agreed to waive Service Agreement fees by 0.16% . There are no recoupment provisions for the waivers described above. A total of $186,939 was waived for the six month period ended December 31, 2015.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the Class C Shares of the Fund. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class C Shares. This Plan provides that the Fund will pay the annual rate of 1.00% of the average daily net assets of the Fund’s Class C Shares for activities primarily intended to result in the sale of those shares. These activities include payment to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. The 1.00% for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. The Fund incurred distribution and service (12b-1) fees of $76,130 for Class C Shares, during the six month period ended December 31, 2015. At December 31, 2015, the Fund owed distribution and service (12b-1) fees of $40,463 for Class C Shares.

6.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Adviser.

The Trustees who are not interested persons of the Fund were paid $750 each, for a total of $2,250, in Trustees’ fees for the six month period ended December 31, 2015 by the Adviser.

7.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2015, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $18,904,861 and $26,861,864, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2015, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 34.22% of Investor Shares. As of December 31, 2015, RBC Capital Markets LLC located at 60 South Sixth Street, Minneapolis, Minnesota, held for the benefit of its customers, in the aggregate, 64.29% of Class C Shares. The Trust does not know whether the foregoing entities or any of the underlying beneficial holders owned or controlled 25% or more of the voting securities of the Fund. Accordingly, it is not known whether National Financial Services, LLC or RBC Capital Markets LLC or any of the underlying accounts could be deemed to control the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2015 was $136,415,916.

At December 31, 2015, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

2015 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$9,652,005	($6,372,404)	$3,279,601

As of December 31, 2015, there were no differences between book basis and tax basis unrealized appreciation.

Investor Shares paid a distribution on December 15, 2015 to the shareholders of record on December 14, 2015 of which $0.04756 per share was paid from net investment income, $0.10804 per share was paid from long-term capital gain and $0.07479 per share was paid from short-term capital gain.

The tax character of Investor Share distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2015	June 30, 2015
Ordinary Income	$ 342,874	$ 38,015
Short-term Capital Gain	539,183	143,470
Long-term Capital Gain	778,892	9,479,556
	$ 1,660,949	$ 9,661,041

Class C also paid distributions on December 15, 2015 to the shareholders of record on December 14, 2015 of which $0.10804 per share was paid from long-term capital and $0.07479 per share was paid from short-term capital gain.

The tax character of Class C distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2015	June 30, 2015
Ordinary Income	$ 0	$ 0
Short-term Capital Gain	70,146	12,181
Long-term Capital Gain	101,332	804,876
	$ 171,478	$ 817,057

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

2015 Semi-Annual Report 13

Investment Adviser
Castle Investment Management, LLC

Sub-Adviser
St. James Investment Company, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM

Custodian
U.S. Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Castle
Focus Fund. This report is not intended for distribution to prospective investors in the
Fund, unless preceded or accompanied by an effective prospectus.

Castle Focus Fund
210 N. Lee Street, Suite 105
Alexandria, Virginia 22314
www.castleim.com
703-260-1921

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/24/16

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 2/24/16